Share-based payments (Details) £ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2022 shares $ / shares
Share-based payments awards [Abstract]
Share-based payments | £	£ 6,990		£ 6,675		£ 13,651		£ 14,088
Awards granted, number of share options (in shares)	48,980		180,621		742,105		1,363,653
Share-based compensation arrangement by award vesting period					4 years
Share-based compensation arrangement by award vesting percentage					0.25
Vesting period					3 years
Weighted average fair value and exercise prices of options granted [Abstract]
Weighted average exercise price (in dollars per share) | $ / shares		$ 57.51		$ 28.86		$ 63.94		$ 25.47
Weighted average fair value (in dollars per share) | $ / shares		35.14		$ 17.91		39.52		$ 15.62
Options exercised during the period (in shares)	561,940				853,003
Weighted average exercise price (in dollars per share) | $ / shares		$ 20.48				$ 20.64
Number of share options outstanding (in shares)	9,739,383	9,739,383	10,174,957	10,174,957	9,739,383	9,739,383	10,174,957	10,174,957
Number of share options exercisable (in shares)	5,474,272	5,474,272	4,358,536	4,358,536	5,474,272	5,474,272	4,358,536	4,358,536
Non-Executive Directors [Member]
Share-based payments awards [Abstract]
Awards granted, number of share options (in shares)	43,380
Share-based compensation arrangement by award vesting period					1 year